S-K 1602, SPAC Registered Offerings	May 18, 2026	May 06, 2026
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 12 months from the closing of this offering, with one (1) three-month extension at the option of our sponsor, FDB I (the “Sponsor”) (as may be extended further by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor	4,500,000 Class B ordinary shares(1)	$25,000

	140,000 private placement units to be purchased simultaneously with the closing of this offering	$1,400,000

	$20,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and shared personnel support services

	Up to $350,000	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $2,500,000 in working capital loans, which loans may be converted into private placement units of the post-business combination entity at the price of $10.00 per private placement unit	Working capital loans to finance transaction costs in connection with an initial business combination

Sponsor, our officers, our directors, or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.	Services in connection with identifying, investigating and completing an initial business combination

Finder’s, advisory, consulting or success fees

Payment for any services rendered in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

ARC Group Securities LLC(2)	420,000 representative shares (as defined below)	Underwriter compensation in connection with this offering

(1)	Assumes the full forfeiture of 675,000 founder shares and no exercise of the underwriters’ over-allotment option.
(2)	ARC Group Securities LLC, the sole book-running manager and representative of the underwriters, beneficially owns the representative shares and Ian Hanna, the CEO of ARC Group Securities LLC and our CEO, is deemed a promoter of our company.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]		true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of March 31, 2026
Offering
Price of	25% of Maximum		50% of Maximum		75% of Maximum		100% of Maximum
$10.00	Redemption		Redemption		Redemption		Redemption
		Difference		Difference		Difference		Difference
		between		between		between		between
		NTBV and		NTBV and		NTBV and		NTBV and
		Offering		Offering		Offering		Offering
NTBV	NTBV	Price	NTBV	Price	NTBV	Price	NTBV	Price
Assuming Full Exercise of Over-Allotment Option
$5.80	$5.09	$2.91	$4.10	$3.90	$2.59	$5.41	$0.07	$7.93
Assuming No Exercise of Over-Allotment Option
$5.79	$5.08	$2.92	$4.09	$3.91	$2.59	$5.41	$0.06	$7.94

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our acquisition strategy focuses on identifying and acquiring a business that aligns with and enhances the extensive expertise of our management team. We will leverage our sponsor’s robust network and our management team’s comprehensive industry relationships as a leader in SPAC advisory and investment banking to generate a pipeline of compelling business combination opportunities. Following the completion of this offering, our management team will immediately commence a disciplined process of target identification, due diligence, and transaction evaluation.

Our management team, in collaboration with ARC Group Securities LLC, and its affiliates, brings proven expertise in:

●	identifying, structuring, and executing strategic business acquisitions and divestitures;

●	successfully closing transactions in varying economic climates and market conditions across multiple jurisdictions;

●	cultivating and maintaining relationships with business owners, institutional investors, and executive leadership teams;

●	orchestrating complex transaction negotiations across diverse business environments;

●	securing strategic capital partnerships and navigating financial markets;

●	providing operational leadership, developing effective corporate strategies, and attracting and developing exceptional talent;

●	implementing post-acquisition integration strategies and synergy realization plans; and

●	driving sustainable growth through strategic initiatives, operational improvements, and calculated geographic and product line expansions.

While we may pursue an acquisition opportunity in any business, industry, sector or geographical location, we intend to focus on industries that complement our management team’s background, and to capitalize on the ability of our officers and directors to identify and acquire a business or businesses consistent with the experience of our management team and affiliates of our sponsor. We have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We will focus on these criteria and guidelines in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines.

●	Companies with an attractive competitive position

●	Companies with knowledgeable management teams with a proven track record and relevant industry experience

●	Companies with high revenue growth or the potential for high revenue growth

●	Companies with the ability to generate future profits and free cash flows

●	Companies with scalability across multiple geographies

●	Companies that benefit from being a publicly traded company

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. We may decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, and in the event we do so, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private units described in this prospectus, $105,000,000 or $120,750,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated U.S. based trust account with Efficiency acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank.Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any, the proceeds from this offering and the sale of the private units will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	10,500,000 units, at $10.00 per unit, each unit consisting of:one Class A ordinary share; andone redeemable warrant.one right to receive one-fourth (1/4) of one Class A ordinary share upon the consummation of our initial business combination.
De-SPAC Consummation Timeframe, Duration	36 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness will have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by our public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The difference between the public offering price per unit and the net tangible book value (“NTBV”) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into units, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private units), and (B) assume the issuance of 10,500,000 Class A ordinary shares (or 12,075,000 Class A ordinary shares if the over-allotment option is exercised in full) and 5,175,000 founder shares (up to 675,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized (as further described in this prospectus). Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our Chairman and Chief Executive Officer, Ian Hanna, is an affiliate of ARC Group Securities LLC, the sole book-running manager and representative of the underwriters in this offering. As a result, ARC Group Securities LLC is deemed to have a “conflict of interest” within the meaning of FINRA Rule 5121. Accordingly, this offering is being made in compliance with the applicable requirements of Rule 5121. ARC Group Securities LLC will not confirm sales to any account over which it exercises discretionary authority without the specific prior written approval of the account holder. In addition, Rule 5121 requires that a “qualified independent underwriter,” as defined in Rule 5121, participate in the preparation of the registration statement and prospectus and exercise the usual standards of due diligence with respect thereto. [_] has agreed to act as a qualified independent underwriter for this offering and to undertake the legal responsibilities and liabilities of an underwriter under the Securities Act, specifically including those inherent in Section 11 thereof. We have agreed to indemnify [_] against certain liabilities incurred in connection with acting as a qualified independent underwriter, including liabilities under the Securities Act. [_] will receive a fee of $[75,000] upon the completion of this offering for acting as qualified independent underwriter. [_] will receive no other compensation. See the section titled “Underwriting (Conflicts of Interest)—Conflicts of Interest” for additional information.

Conflicts may arise from ARC Group Securities LLC’s affiliation with us, it or its affiliates’ provision of services both to us, other SPACs and to third-party clients, as well as from actions undertaken by ARC Group Securities LLC for its own account. ARC Group Securities LLC is often engaged as a financial advisor, or placement agent, to corporations and other entities and their directors and managers in connection with the sale of those entities, their assets or their subsidiaries. Alternatively, ARC Group Securities LLC, or another affiliate of our sponsor, may be a financial advisor to a target business that we pursue a business combination with and ARC Group Securities LLC, or another affiliate of our sponsor, may receive fees from the target business in connection with a business combination. ARC Group Securities LLC also represents potential buyer’s businesses and may be incentivized or obligated to direct an opportunity to one of these buyers in lieu of us, thereby eliminating or reducing the investment opportunities available to us.

Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of March 31, 2026
			0% Redemption		25% Redemption		50% Redemption		75% Redemption		100% Redemption
	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment
Public offering price	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00
Net tangible book value per share before this offering	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Increase attributable to public stockholders and sale of the placement units	0.11	1.12	5.84	5.85	5.13	5.14	4.14	4.15	2.64	2.64	0.11	0.12
Pro forma net tangible book value per share after this offering	0.06	0.07	5.79	5.80	5.08	5.09	4.09	4.10	2.59	2.59	0.06	0.07
Dilution to public stockholders	7.94	7.93	2.21	2.20	2.92	2.91	3.91	3.90	5.41	5.41	7.94	7.93
% of dilution to public stockholders	99.3%	99.1%	27.6%	27.5%	36.5%	36.4%	48.9%	48.8%	67.6%	67.6%	99.3%	99.1%

Net Tangible Book Value
Numerator
Net tangible book deficit before this offering	(255,728)	(255,728)	(255,728)	(255,728)	(255,728)	(255,728)	(255,728)	(255,728)	(255,728)	(255,728)	(255,728)	(255,728)
Net Proceeds from this offering and sale of the private placement units (1)	105,700,000	121,450,000	105,700,000	121,450,000	105,700,000	121,450,000	105,700,000	121,450,000	105,700,000	121,450,000	105,700,000	121,450,000
Plus: Offering costs paid in advance, excluded from tangible book value	163,426	163,426	163,426	163,426	163,426	163,426	163,426	163,426	163,426	163,426	163,426	163,426
Less: Over-allotment liability	(112,298)	-	(112,298)	-	(112,298)	-	(112,298)	-	(112,298)	-	(112,298)	-
Less: redemptions (2)	(105,000,000)	(120,750,000)	-	-	(26,250,000)	(30,187,500)	(52,500,000)	(60,375,000)	(78,750,000)	(90,562,500)	(105,000,000)	(120,750,000)
Total	495,400	607,698	105,495,400	121,357,698	79,245,400	91,170,198	52,995,400	60,982,698	26,745,400	30,795,198	495,400	607,698

Denominator:
Class B ordinary shares outstanding prior to this offering	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000
Class B ordinary shares forfeited if over-allotment is not exercised	(675,000)	-	(675,000)	-	(675,000)	-	(675,000)	-	(675,000)	-	(675,000)	-
Representative shares	420,000	483,000	420,000	483,000	420,000	483,000	420,000	483,000	420,000	483,000	420,000	483,000
Class A ordinary shares included in the units offered (3)	13,125,000	15,093,750	13,125,000	15,093,750	13,125,000	15,093,750	13,125,000	15,093,750	13,125,000	15,093,750	13,125,000	15,093,750
Shares of ordinary shares included in the placement units issued (4)	175,000	175,000	175,000	175,000	175,000	175,000	175,000	175,000	175,000	175,000	175,000	175,000
Less: shares subject to redemption	(10,500,000)	(12,075,000)	-	-	(2,625,000)	(3,018,750)	(5,250,000)	(6,037,500)	(7,875,000)	(9,056,250)	(10,500,000)	(12,075,000)
Total	7,720,000	8,851,750	18,220,000	20,926,750	15,595,000	17,908,000	12,970,000	14,889,250	10,345,000	11,870,500	7,720,000	8,851,750

(1)	Expenses applied against gross proceeds include offering expenses of approximately $700,000. See “Use of Proceeds.”

(2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(3)	Includes the issuance of an additional 2,625,000 shares (or up to 3,018,750 shares if the underwriters’ over-allotment option is exercised in full) underlying the rights contained in the public units.

(4)	Includes the issuance of an additional 35,000 shares underlying the rights contained in the private units.